Document and Entity Information	Oct. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Entity Central Index Key	0000356409
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	May 31, 2023